Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.3%
	Bermuda — 0.2%
312	Credicorp Ltd.	$46,064
	Brazil — 8.8%
15,321	Ambev S.A.	49,308
10,620	Auren Energia S.A.	31,783
13,272	Banco do Brasil S.A.	136,928
19,371	Banco Santander Brasil S.A.	123,916
15,970	BB Seguridade Participacoes S.A.	102,627
19,359	Bradespar S.A. (Preference Shares)	89,796
32,432	CCR S.A.	95,165
13,620	Cia Energetica de Minas Gerais (Preference Shares)	36,580
3,879	Energisa S.A.	40,668
3,880	Engie Brasil Energia S.A.	37,024
5,780	Equatorial Energia S.A.	38,809
6,839	Hypera S.A.	65,716
20,982	Itau Unibanco Holding S.A. (Preference Shares)	124,537
63,161	Itausa S.A. (Preference Shares)	127,161
12,301	JBS S.A.	44,855
58,230	Klabin S.A.	264,748
22,072	Porto Seguro S.A.	129,624
9,339	Raia Drogasil S.A.	57,732
22,022	Rumo S.A.	102,103
14,130	Sendas Distribuidora S.A.	40,576
25,321	Suzano S.A.	233,845
1,789	Telefonica Brasil S.A.	16,167
5,490	TIM S.A.	16,763
4,471	Transmissora Alianca de Energia Eletrica S.A.	35,146
10,239	WEG S.A.	80,724
		2,122,301
	Cayman Islands — 0.9%
24,081	Hengan International Group Co., Ltd. (b)	101,536
68,000	Tingyi Cayman Islands Holding Corp. (b)	105,884
		207,420
	Chile — 0.8%
305,422	Banco de Chile	31,881
668,902	Banco Santander Chile	31,653
11,111	Cencosud S.A.	21,534
2,410	Empresas Copec S.A.	17,885
7,351	Falabella S.A.	17,650
999	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	72,766
		193,369
Shares	Description	Value

	China — 9.6%
310,901	Agricultural Bank of China Ltd., Class H (b)	$122,442
300,482	Bank of China Ltd., Class H (b)	120,641
182,741	Bank of Communications Co., Ltd., Class H (b)	121,247
425,000	CGN Power Co., Ltd., Class H (b) (c) (d)	102,636
228,832	China CITIC Bank Corp., Ltd., Class H (b)	107,587
177,992	China Construction Bank Corp., Class H (b)	115,236
70,000	China Life Insurance Co., Ltd., Class H (b)	117,179
336,492	China Minsheng Banking Corp., Ltd., Class H (b)	124,578
244,999	China Petroleum & Chemical Corp., Class H (b)	144,045
46,250	China Shenhua Energy Co., Ltd., Class H (b)	141,739
53,750	CITIC Securities Co., Ltd., Class H (b)	97,734
185,000	Haitong Securities Co., Ltd., Class H (b)	113,610
101,000	Huatai Securities Co., Ltd., Class H (b) (c) (d)	125,117
215,992	Industrial & Commercial Bank of China Ltd., Class H (b)	115,429
19,500	Nongfu Spring Co., Ltd., Class H (b) (c) (d)	107,923
345,000	People’s Insurance Co. Group of China (The) Ltd., Class H (b)	125,312
245,000	PetroChina Co., Ltd., Class H (b)	170,118
113,000	PICC Property & Casualty Co., Ltd., Class H (b)	125,821
37,000	Sinopharm Group Co., Ltd., Class H (b)	115,828
		2,314,222
	Czech Republic — 0.2%
962	CEZ AS	39,742
452	Komercni Banka AS (b)	13,781
		53,523
	Egypt — 0.1%
13,679	Commercial International Bank Egypt SAE (b)	22,687
	Hong Kong — 1.4%
28,250	Beijing Enterprises Holdings Ltd. (b)	102,493
36,500	BOC Hong Kong Holdings Ltd. (b)	111,812
90,000	China Merchants Port Holdings Co., Ltd. (b)	127,321
		341,626

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hungary — 0.2%
1,440	OTP Bank Nyrt (b)	$51,192
	India — 27.4%
3,721	Bajaj Auto Ltd. (b)	213,207
10,180	Bata India Ltd. (b)	208,256
18,202	Bharti Airtel Ltd. (b)	195,247
1,369	Britannia Industries Ltd. (b)	83,944
9,050	Cipla Ltd. (b)	112,132
3,921	Colgate-Palmolive India Ltd. (b)	80,783
10,851	Dabur India Ltd. (b)	75,904
1,761	Dr. Reddy’s Laboratories Ltd. (b)	110,908
12,475	Grasim Industries Ltd. (b)	264,272
34,416	HDFC Bank Ltd. (b)	714,229
2,310	Hindustan Unilever Ltd. (b)	75,525
63,146	ICICI Bank Ltd. (b)	722,958
15,420	ITC Ltd. (b)	85,026
31,967	Kotak Mahindra Bank Ltd. (b)	720,967
9,411	Larsen & Toubro Ltd. (b)	284,565
12,322	Marico Ltd. (b)	79,866
1,742	Maruti Suzuki India Ltd. (b)	208,341
300	Nestle India Ltd. (b)	83,839
235,526	Petronet LNG Ltd. (b)	640,600
8,799	Pidilite Industries Ltd. (b)	279,085
8,290	Sun Pharmaceutical Industries Ltd. (b)	106,361
11,122	Tata Consultancy Services Ltd. (b)	449,411
8,341	Tata Consumer Products Ltd. (b)	87,700
2,672	UltraTech Cement Ltd. (b)	270,547
97,616	Wipro Ltd. (b)	464,697
		6,618,370
	Indonesia — 3.1%
50,581	Adaro Energy Indonesia Tbk PT (b)	7,528
147,741	Aneka Tambang Tbk (b)	19,276
121,042	Astra International Tbk PT (b)	54,902
146,611	Bank Central Asia Tbk PT (b)	89,916
530,101	Bank Jago Tbk PT (b) (e)	113,405
248,492	Bank Mandiri Persero Tbk PT (b)	86,477
137,201	Bank Negara Indonesia Persero Tbk PT (b)	84,180
271,212	Bank Rakyat Indonesia Persero Tbk PT (b)	99,017
203,487	Berkah Beton Sadaya Tbk PT (e)	679
1,155,026	Bumi Resources Tbk PT (e)	8,860
3,721	Indo Tambangraya Megah Tbk PT (b)	5,991
145,239	Medco Energi Internasional Tbk PT (b)	8,712
Shares	Description	Value

	Indonesia (Continued)
73,692	Merdeka Copper Gold Tbk PT (b) (e)	$15,086
402,740	Telkom Indonesia Persero Tbk PT (b)	107,742
41,361	Transcoal Pacific Tbk PT	19,311
12,119	United Tractors Tbk PT (b)	18,795
		739,877
	Luxembourg — 0.1%
1,922	Allegro.eu S.A. (b) (c) (d) (e)	15,145
	Malaysia — 1.3%
33,100	CIMB Group Holdings Bhd (b)	35,929
22,900	Gamuda Bhd (b)	21,612
53,100	Genting Malaysia Bhd (b)	28,032
8,700	Hong Leong Bank Bhd (b)	35,388
13,100	IHH Healthcare Bhd (b)	16,545
20,200	Malayan Banking Bhd (b)	37,371
17,200	Petronas Chemicals Group Bhd (b)	22,143
25,200	Press Metal Aluminium Holdings Bhd (b)	25,434
44,100	Public Bank Bhd (b)	36,411
31,900	RHB Bank Bhd (b)	37,149
11,100	Tenaga Nasional Bhd (b)	21,535
		317,549
	Mexico — 5.2%
181,291	America Movil S.A.B. de C.V., Series B	196,998
5,820	Arca Continental S.A.B. de C.V.	59,822
21,722	Banco del Bajio S.A. (c) (d)	66,015
83,830	Cemex S.A.B. de C.V. (e)	59,259
30,222	Fibra Uno Administracion S.A. de C.V.	44,140
5,542	Fomento Economico Mexicano S.A.B. de C.V.	61,365
3,581	Gruma S.A.B. de C.V., Class B	57,486
4,120	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	43,778
2,362	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	42,395
1,502	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	41,875
10,502	Grupo Bimbo S.A.B. de C.V., Series A	56,231
9,381	Grupo Financiero Banorte S.A.B. de C.V., Class O	77,390
22,101	Grupo Mexico S.A.B. de C.V., Series B	106,406
73,470	Grupo Televisa S.A.B.	75,586
25,091	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	55,805

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Mexico (Continued)
21,160	Orbia Advance Corp. S.A.B. de C.V.	$45,591
12,361	Qualitas Controladora S.A.B. de C.V.	91,727
19,451	Wal-Mart de Mexico S.A.B. de C.V.	76,954
		1,258,823
	Netherlands — 0.1%
2,300	NEPI Rockcastle N.V.	13,500
247	X5 Retail Group N.V., GDR (b) (d) (e) (f) (g)	0
		13,500
	Philippines — 1.4%
96,110	Ayala Land, Inc. (b)	42,517
33,014	BDO Unibank, Inc. (b)	82,670
22,690	International Container Terminal Services, Inc. (b)	83,804
5,020	SM Investments Corp. (b)	84,382
77,900	SM Prime Holdings, Inc. (b)	46,490
		339,863
	Poland — 1.1%
1,402	Bank Polska Kasa Opieki S.A. (b)	38,242
509	CD Projekt S.A. (b)	19,399
289	Dino Polska S.A. (b) (c) (d) (e)	33,765
610	KGHM Polska Miedz S.A. (b)	16,890
6	LPP S.A. (b)	20,683
3,471	ORLEN S.A. (b)	55,014
4,211	Powszechna Kasa Oszczednosci Bank Polski S.A. (b)	37,478
3,422	Powszechny Zaklad Ubezpieczen S.A. (b)	33,192
		254,663
	Russia — 0.0%
7,696	Alrosa PJSC (b) (e) (f) (g)	0
40,399	Credit Bank of Moscow PJSC (b) (e) (f) (g)	0
172,018	Inter RAO UES PJSC (b) (f) (g)	0
96	Magnit PJSC (b) (e) (f) (g)	0
15,021	Magnitogorsk Iron & Steel Works PJSC (b) (e) (f) (g)	0
47	MMC Norilsk Nickel PJSC (b) (e) (f) (g)	0
2,140	Mobile TeleSystems PJSC (b) (f) (g)	0
1,668	Moscow Exchange MICEX-RTS PJSC (b) (f) (g)	0
4,741	Novolipetsk Steel PJSC (b) (e) (f) (g)	0
85	Polyus PJSC (b) (e) (f) (g)	0
Shares	Description	Value

	Russia (Continued)
676	Severstal PAO (b) (e) (f) (g)	$0
10,776	Sistema PJSFC (b) (e) (f) (g)	0
3,253	Tatneft PJSC (b) (f) (g)	0
		0
	Singapore — 0.6%
17,650	BOC Aviation Ltd. (b) (c) (d)	143,056
	South Africa — 3.3%
3,671	Absa Group Ltd. (b)	32,765
18,652	African Rainbow Minerals Ltd. (b)	196,783
1,789	Aspen Pharmacare Holdings Ltd. (b)	17,451
1,319	Bid Corp., Ltd.	28,964
1,462	Bidvest Group (The) Ltd.	20,323
392	Capitec Bank Holdings Ltd.	32,654
2,040	Clicks Group Ltd.	28,321
4,789	Discovery Ltd. (e)	37,111
981	Exxaro Resources Ltd. (b)	8,556
11,059	FirstRand Ltd. (b)	40,297
18,182	Growthpoint Properties Ltd.	11,264
1,352	Mr Price Group Ltd. (b)	10,313
3,752	MTN Group Ltd. (b)	27,567
3,880	MultiChoice Group	19,685
3,079	Nedbank Group Ltd. (b)	37,402
56,579	Old Mutual Ltd. (b)	36,437
19,111	OUTsurance Group Ltd.	34,513
11,329	Pepkor Holdings Ltd. (b) (c) (d)	9,929
4,969	Remgro Ltd.	38,823
11,841	Sanlam Ltd.	36,710
2,360	Shoprite Holdings Ltd. (b)	28,307
3,861	Standard Bank Group Ltd. (b)	36,454
3,921	Vodacom Group Ltd. (b)	24,433
3,052	Woolworths Holdings Ltd. (b)	11,585
		806,647
	Taiwan — 28.7%
98,331	Asia Cement Corp. (b)	140,385
84,500	Catcher Technology Co., Ltd. (b)	476,760
168,469	Chicony Electronics Co., Ltd. (b)	530,685
17,669	Chunghwa Telecom Co., Ltd. (b)	66,178
635,845	Compal Electronics, Inc. (b)	598,036
161,740	E.Sun Financial Holding Co., Ltd. (b)	135,511
145,341	Far Eastern New Century Corp. (b)	156,285
28,072	Far EasTone Telecommunications Co., Ltd. (b)	70,896
154,709	First Financial Holding Co., Ltd. (b)	137,597
65,832	Formosa Chemicals & Fibre Corp. (b)	141,989

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
46,380	Formosa Plastics Corp. (b)	$127,761
154,376	Hon Hai Precision Industry Co., Ltd. (b)	561,271
183,089	Hua Nan Financial Holdings Co., Ltd. (b)	130,718
502,507	Inventec Corp. (b)	698,601
124,000	Mega Financial Holding Co., Ltd. (b)	152,183
176,430	Powertech Technology, Inc. (b)	596,176
6,760	President Chain Store Corp. (b)	61,388
180,192	Quanta Computer, Inc. (b)	880,033
485,982	Shin Kong Financial Holding Co., Ltd. (b) (e)	139,197
116,971	Taiwan Cement Corp. (b)	143,164
156,781	Taiwan Cooperative Financial Holding Co., Ltd. (b)	141,467
20,901	Taiwan Mobile Co., Ltd. (b)	64,200
25,340	Uni-President Enterprises Corp. (b)	62,129
319,822	WPG Holdings Ltd. (b)	562,721
183,089	Yuanta Financial Holding Co., Ltd. (b)	136,167
		6,911,498
	Thailand — 3.8%
6,200	Advanced Info Service PCL (b)	37,462
15,200	Airports of Thailand PCL (b) (e)	30,889
9,100	Bangkok Bank PCL (b)	40,997
125,000	Bangkok Expressway & Metro PCL (b)	30,181
172,200	BTS Group Holdings PCL (b)	36,235
15,200	Central Pattana PCL (b)	28,143
27,100	Central Retail Corp. PCL (b)	29,888
44,900	Charoen Pokphand Foods PCL (b)	24,964
15,100	CP ALL PCL (b)	26,655
43,000	Gulf Energy Development PCL (b)	56,801
85,000	Home Product Center PCL (b)	33,640
18,200	Intouch Holdings PCL, Class F (b)	38,032
10,600	Kasikornbank PCL (b)	38,797
85,900	Krung Thai Bank PCL (b)	47,077
26,000	Krungthai Card PCL (b)	36,377
108,200	Land & Houses PCL (b)	25,821
30,900	Osotspa PCL (b)	25,962
107,100	PTT Oil & Retail Business PCL (b)	64,097
72,200	PTT PCL (b)	68,340
59,000	Ratch Group PCL (b)	59,546
24,000	SCG Packaging PCL (b)	25,259
3,200	Siam Cement (The) PCL (b)	29,095
Shares	Description	Value

	Thailand (Continued)
300	Siam Cement (The) PCL (b)	$2,728
58,200	Thai Beverage PCL (b)	24,988
67,100	Thai Union Group PCL, Class F (b)	24,429
14,000	Tisco Financial Group PCL (b)	38,340
		924,743
	Turkey — 1.0%
15,509	Akbank T.A.S. (b)	12,053
2,041	Arcelik A.S. (b) (e)	10,213
5,342	Aselsan Elektronik Sanayi Ve Ticaret A.S. (b)	11,201
3,311	BIM Birlesik Magazalar A.S. (b)	21,694
1,411	Enerjisa Enerji A.S. (b) (c) (d)	1,910
9,472	Enka Insaat ve Sanayi A.S. (b)	10,731
5,091	Eregli Demir ve Celik Fabrikalari T.A.S. (b) (e)	7,226
410	Ford Otomotiv Sanayi A.S. (b)	12,012
6,640	Haci Omer Sabanci Holding A.S. (b)	11,750
6,659	Hektas Ticaret T.A.S. (b) (e)	7,701
5,940	KOC Holding A.S. (b)	23,787
8,342	Koza Altin Isletmeleri A.S. (b)	8,002
529	Pegasus Hava Tasimaciligi A.S. (b) (e)	12,562
13,002	Petkim Petrokimya Holding A.S. (b) (e)	7,500
1,281	Tofas Turk Otomobil Fabrikasi A.S. (b)	12,470
2,020	Turk Hava Yollari AO (b) (e)	15,047
7,102	Turkcell Iletisim Hizmetleri A.S. (b)	9,954
20,251	Turkiye Is Bankasi A.S., Class C (b)	10,907
6,001	Turkiye Petrol Rafinerileri A.S. (b)	18,452
6,560	Turkiye Sise ve Cam Fabrikalari A.S. (b)	11,231
27,449	Yapi ve Kredi Bankasi A.S. (b)	13,715
		250,118

	Total Investments — 99.3%	23,946,256
	(Cost $22,977,998)
	Net Other Assets and Liabilities — 0.7%	161,766
	Net Assets — 100.0%	$24,108,022

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2023, securities noted as such are valued at $19,955,239 or 82.8% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

Abbreviations throughout the Portfolio of Investments:
GDR	– Global Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Financials	30.9%
Information Technology	24.3
Materials	11.0
Consumer Staples	8.1
Industrials	6.6
Energy	5.5
Communication Services	4.1
Consumer Discretionary	3.8
Utilities	2.5
Health Care	2.3
Real Estate	0.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
New Taiwan Dollar	28.9%
Indian Rupee	27.6
Hong Kong Dollar	12.6
Brazilian Real	8.9
Mexican Peso	5.3
Thai Baht	3.8
South African Rand	3.4
Indonesia Rupiah	3.1
Philippines Peso	1.4
Malaysia Ringgit	1.3
Polish Zloty	1.1
Turkish Lira	1.0
Chilean Peso	0.8
Czech Republic Koruna	0.2
Hungarian Forint	0.2
United States Dollar	0.2
Singapore Dollar	0.1
Egypt Pound	0.1
Russian Ruble	0.0‡
Total	100.0%

‡	Investment is valued at $0.

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$46,064	$46,064	$—	$—
Brazil	2,122,301	2,122,301	—	—
Chile	193,369	193,369	—	—
Czech Republic	53,523	39,742	13,781	—
Indonesia	739,877	28,850	711,027	—
Mexico	1,258,823	1,258,823	—	—
Netherlands	13,500	13,500	—	— **
Russia	— **	—	—	— **
South Africa	806,647	288,368	518,279	—
Other Country Categories*	18,712,152	—	18,712,152	—
Total Investments	$23,946,256	$3,991,017	$19,955,239	$— **

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.4%
133	General Dynamics Corp.	$28,615
177	HEICO Corp.	31,318
717	Howmet Aerospace, Inc.	35,535
155	L3Harris Technologies, Inc.	30,344
64	Lockheed Martin Corp.	29,464
66	Northrop Grumman Corp.	30,083
310	RTX Corp.	30,368
429	Textron, Inc.	29,013
		244,740
	Air Freight & Logistics — 0.5%
275	Expeditors International of Washington, Inc.	33,311
133	FedEx Corp.	32,970
156	United Parcel Service, Inc., Class B	27,963
		94,244
	Automobiles — 0.8%
5,242	Ford Motor Co.	79,311
1,801	General Motors Co.	69,447
		148,758
	Banks — 1.9%
963	Bank of America Corp.	27,628
588	Citigroup, Inc.	27,071
907	Citizens Financial Group, Inc.	23,655
1,034	Fifth Third Bancorp	27,101
2,459	Huntington Bancshares, Inc.	26,508
211	JPMorgan Chase & Co.	30,688
2,204	KeyCorp	20,365
230	M&T Bank Corp.	28,465
217	PNC Financial Services Group (The), Inc.	27,331
1,484	Regions Financial Corp.	26,445
809	Truist Financial Corp.	24,553
765	U.S. Bancorp	25,276
738	Wells Fargo & Co.	31,498
		346,584
	Beverages — 0.9%
485	Brown-Forman Corp., Class B	32,388
502	Coca-Cola (The) Co.	30,231
138	Constellation Brands, Inc., Class A	33,966
883	Keurig Dr Pepper, Inc.	27,611
171	PepsiCo, Inc.	31,673
		155,869
	Biotechnology — 1.1%
438	AbbVie, Inc.	59,011
Shares	Description	Value

	Biotechnology (Continued)
289	Amgen, Inc.	$64,164
842	Gilead Sciences, Inc.	64,893
		188,068
	Broadline Retail — 0.4%
1,489	eBay, Inc.	66,543
	Building Products — 0.7%
134	Carlisle Cos., Inc.	34,375
664	Carrier Global Corp.	33,007
504	Johnson Controls International PLC	34,343
165	Trane Technologies PLC	31,558
		133,283
	Capital Markets — 3.9%
90	Ameriprise Financial, Inc.	29,894
330	Ares Management Corp., Class A	31,795
607	Bank of New York Mellon (The) Corp.	27,024
41	BlackRock, Inc.	28,337
313	Blackstone, Inc.	29,100
888	Carlyle Group (The), Inc.	28,372
205	Cboe Global Markets, Inc.	28,292
526	Charles Schwab (The) Corp.	29,814
144	CME Group, Inc.	26,682
66	FactSet Research Systems, Inc.	26,443
1,022	Franklin Resources, Inc.	27,298
84	Goldman Sachs Group (The), Inc.	27,093
264	Intercontinental Exchange, Inc.	29,853
524	KKR & Co., Inc.	29,344
136	LPL Financial Holdings, Inc.	29,570
70	MarketAxess Holdings, Inc.	18,299
90	Moody’s Corp.	31,295
314	Morgan Stanley	26,816
49	MSCI, Inc.	22,995
505	Nasdaq, Inc.	25,174
312	Northern Trust Corp.	23,132
295	Raymond James Financial, Inc.	30,612
80	S&P Global, Inc.	32,071
364	State Street Corp.	26,637
244	T. Rowe Price Group, Inc.	27,333
		693,275
	Chemicals — 1.5%
44	Air Products and Chemicals, Inc.	13,179
57	Albemarle Corp.	12,716
116	Celanese Corp.	13,433
174	CF Industries Holdings, Inc.	12,079
516	Corteva, Inc.	29,567
231	Dow, Inc.	12,303
423	DuPont de Nemours, Inc.	30,219
76	Ecolab, Inc.	14,189

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
104	FMC Corp.	$10,852
137	International Flavors & Fragrances, Inc.	10,904
135	LyondellBasell Industries N.V., Class A	12,397
276	Mosaic (The) Co.	9,660
227	PPG Industries, Inc.	33,664
135	Sherwin-Williams (The) Co.	35,845
109	Westlake Corp.	13,022
		264,029
	Commercial Services & Supplies — 0.8%
66	Cintas Corp.	32,807
129	Republic Services, Inc.	19,759
1,760	Rollins, Inc.	75,381
107	Waste Management, Inc.	18,556
		146,503
	Communications Equipment — 1.0%
1,726	Cisco Systems, Inc.	89,303
315	Motorola Solutions, Inc.	92,383
		181,686
	Construction & Engineering — 0.2%
182	Quanta Services, Inc.	35,754
	Construction Materials — 0.4%
85	Martin Marietta Materials, Inc.	39,244
177	Vulcan Materials Co.	39,903
		79,147
	Consumer Finance — 0.8%
184	American Express Co.	32,053
315	Capital One Financial Corp.	34,451
279	Discover Financial Services	32,601
1,043	Synchrony Financial	35,379
		134,484
	Consumer Staples Distribution & Retail — 1.9%
133	Costco Wholesale Corp.	71,604
314	Dollar General Corp.	53,311
632	Kroger (The) Co.	29,704
403	Sysco Corp.	29,903
399	Target Corp.	52,628
902	Walgreens Boots Alliance, Inc.	25,698
448	Walmart, Inc.	70,417
		333,265
	Containers & Packaging — 0.5%
71	Avery Dennison Corp.	12,198
Shares	Description	Value

	Containers & Packaging (Continued)
550	Ball Corp.	$32,016
351	International Paper Co.	11,165
218	Packaging Corp. of America	28,811
		84,190
	Distributors — 1.2%
395	Genuine Parts Co.	66,846
1,164	LKQ Corp.	67,826
193	Pool Corp.	72,306
		206,978
	Diversified REITs — 0.1%
197	WP Carey, Inc.	13,309
	Diversified Telecommunication Services — 0.9%
4,688	AT&T, Inc.	74,773
2,320	Verizon Communications, Inc.	86,281
		161,054
	Electric Utilities — 1.3%
327	Alliant Energy Corp.	17,161
192	American Electric Power Co., Inc.	16,167
222	Constellation Energy Corp.	20,324
181	Duke Energy Corp.	16,243
247	Edison International	17,154
162	Entergy Corp.	15,774
286	Evergy, Inc.	16,708
223	Eversource Energy	15,815
418	Exelon Corp.	17,029
437	FirstEnergy Corp.	16,991
226	NextEra Energy, Inc.	16,769
629	PPL Corp.	16,643
251	Southern (The) Co.	17,633
259	Xcel Energy, Inc.	16,102
		236,513
	Electrical Equipment — 1.0%
209	AMETEK, Inc.	33,833
177	Eaton Corp. PLC	35,595
348	Emerson Electric Co.	31,456
125	Hubbell, Inc.	41,445
103	Rockwell Automation, Inc.	33,933
		176,262
	Electronic Equipment, Instruments & Components — 3.3%
1,779	Amphenol Corp., Class A	151,126
746	CDW Corp.	136,891
4,121	Corning, Inc.	144,400
1,109	TE Connectivity Ltd.	155,437
		587,854

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services — 0.6%
1,120	Baker Hughes Co.	$35,403
1,021	Halliburton Co.	33,683
659	Schlumberger N.V.	32,370
		101,456
	Entertainment — 0.4%
548	Electronic Arts, Inc.	71,076
	Financial Services — 1.2%
436	Apollo Global Management, Inc.	33,489
1,722	Corebridge Financial, Inc.	30,410
558	Fidelity National Information Services, Inc.	30,523
288	Global Payments, Inc.	28,374
201	Jack Henry & Associates, Inc.	33,633
83	Mastercard, Inc., Class A	32,644
135	Visa, Inc., Class A	32,060
		221,133
	Food Products — 2.4%
391	Archer-Daniels-Midland Co.	29,544
326	Bunge Ltd.	30,758
566	Campbell Soup Co.	25,872
829	Conagra Brands, Inc.	27,954
364	General Mills, Inc.	27,919
122	Hershey (The) Co.	30,463
781	Hormel Foods Corp.	31,412
198	J.M. Smucker (The) Co.	29,239
465	Kellogg Co.	31,341
805	Kraft Heinz (The) Co.	28,577
298	Lamb Weston Holdings, Inc.	34,255
374	McCormick & Co., Inc.	32,624
447	Mondelez International, Inc., Class A	32,604
525	Tyson Foods, Inc., Class A	26,796
		419,358
	Gas Utilities — 0.1%
155	Atmos Energy Corp.	18,033
	Ground Transportation — 0.9%
1,013	CSX Corp.	34,543
173	J.B. Hunt Transport Services, Inc.	31,318
143	Norfolk Southern Corp.	32,427
89	Old Dominion Freight Line, Inc.	32,908
151	Union Pacific Corp.	30,898
		162,094
	Health Care Equipment & Supplies — 3.8%
690	Abbott Laboratories	75,224
1,723	Baxter International, Inc.	78,500
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
282	Becton Dickinson & Co.	$74,451
187	Cooper (The) Cos., Inc.	71,701
867	Medtronic PLC	76,383
319	ResMed, Inc.	69,701
365	STERIS PLC	82,118
245	Stryker Corp.	74,747
541	Zimmer Biomet Holdings, Inc.	78,769
		681,594
	Health Care Providers & Services — 3.9%
194	AmerisourceBergen Corp.	37,331
926	Cardinal Health, Inc.	87,572
273	Cigna Group (The)	76,604
419	CVS Health Corp.	28,965
152	Elevance Health, Inc.	67,532
265	HCA Healthcare, Inc.	80,422
144	Humana, Inc.	64,387
305	Laboratory Corp. of America Holdings	73,606
87	McKesson Corp.	37,176
494	Quest Diagnostics, Inc.	69,437
148	UnitedHealth Group, Inc.	71,135
		694,167
	Health Care REITs — 0.3%
697	Healthpeak Properties, Inc.	14,010
353	Ventas, Inc.	16,686
213	Welltower, Inc.	17,230
		47,926
	Hotel & Resort REITs — 0.1%
929	Host Hotels & Resorts, Inc.	15,635
	Hotels, Restaurants & Leisure — 3.1%
426	Darden Restaurants, Inc.	71,176
200	Domino’s Pizza, Inc.	67,398
469	Hilton Worldwide Holdings, Inc.	68,263
398	Marriott International, Inc., Class A	73,109
236	McDonald’s Corp.	70,425
1,487	MGM Resorts International	65,309
634	Starbucks Corp.	62,804
500	Yum! Brands, Inc.	69,275
		547,759
	Household Durables — 1.8%
676	D.R. Horton, Inc.	82,262
654	Garmin Ltd.	68,206
628	Lennar Corp., Class A	78,695
1,133	PulteGroup, Inc.	88,011
		317,174

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products — 0.9%
352	Church & Dwight Co., Inc.	$35,281
197	Clorox (The) Co.	31,331
414	Colgate-Palmolive Co.	31,894
232	Kimberly-Clark Corp.	32,030
209	Procter & Gamble (The) Co.	31,714
		162,250
	Independent Power and Renewable Electricity Producers — 0.1%
726	AES (The) Corp.	15,050
	Industrial Conglomerates — 0.5%
289	3M Co.	28,926
317	General Electric Co.	34,822
159	Honeywell International, Inc.	32,993
		96,741
	Industrial REITs — 0.1%
123	Prologis, Inc.	15,083
	Insurance — 2.9%
427	Aflac, Inc.	29,805
249	Allstate (The) Corp.	27,151
547	American International Group, Inc.	31,474
87	Aon PLC, Class A	30,032
144	Arthur J. Gallagher & Co.	31,618
480	Brown & Brown, Inc.	33,043
142	Chubb Ltd.	27,344
246	Cincinnati Financial Corp.	23,941
77	Everest Re Group Ltd.	26,323
395	Hartford Financial Services Group (The), Inc.	28,448
475	Loews Corp.	28,205
165	Marsh & McLennan Cos., Inc.	31,033
475	MetLife, Inc.	26,852
371	Principal Financial Group, Inc.	28,137
192	Progressive (The) Corp.	25,415
333	Prudential Financial, Inc.	29,377
161	Travelers (The) Cos., Inc.	27,959
442	W.R. Berkley Corp.	26,326
		512,483
	IT Services — 1.9%
106	Accenture PLC, Class A	32,710
2,386	Cognizant Technology Solutions Corp., Class A	155,758
1,109	International Business Machines Corp.	148,395
		336,863
Shares	Description	Value

	Life Sciences Tools & Services — 2.3%
505	Agilent Technologies, Inc.	$60,726
942	Bio-Techne Corp.	76,895
277	Danaher Corp.	66,480
524	Revvity, Inc.	62,246
121	Thermo Fisher Scientific, Inc.	63,132
202	West Pharmaceutical Services, Inc.	77,259
		406,738
	Machinery — 2.9%
133	Caterpillar, Inc.	32,725
127	Cummins, Inc.	31,135
73	Deere & Co.	29,579
200	Dover Corp.	29,530
445	Fortive Corp.	33,273
131	IDEX Corp.	28,199
125	Illinois Tool Works, Inc.	31,270
521	Ingersoll Rand, Inc.	34,052
136	Nordson Corp.	33,752
359	Otis Worldwide Corp.	31,955
414	PACCAR, Inc.	34,631
90	Parker-Hannifin Corp.	35,104
123	Snap-on, Inc.	35,447
376	Stanley Black & Decker, Inc.	35,235
300	Westinghouse Air Brake Technologies Corp.	32,901
290	Xylem, Inc.	32,660
		521,448
	Media — 1.9%
2,380	Comcast Corp., Class A	98,889
1,940	Fox Corp., Class A	65,960
1,773	Interpublic Group of (The) Cos., Inc.	68,402
700	Omnicom Group, Inc.	66,605
2,960	Paramount Global, Class B	47,094
		346,950
	Metals & Mining — 0.3%
310	Freeport-McMoRan, Inc.	12,400
258	Newmont Corp.	11,006
82	Nucor Corp.	13,447
49	Reliance Steel & Aluminum Co.	13,308
112	Steel Dynamics, Inc.	12,200
		62,361
	Multi-Utilities — 0.8%
202	Ameren Corp.	16,497
592	CenterPoint Energy, Inc.	17,257
284	CMS Energy Corp.	16,685
182	Consolidated Edison, Inc.	16,453
312	Dominion Energy, Inc.	16,159
159	DTE Energy Co.	17,493

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities (Continued)
279	Public Service Enterprise Group, Inc.	$17,468
115	Sempra	16,743
184	WEC Energy Group, Inc.	16,236
		150,991
	Office REITs — 0.1%
122	Alexandria Real Estate Equities, Inc.	13,846
	Oil, Gas & Consumable Fuels — 3.9%
896	APA Corp.	30,616
205	Cheniere Energy, Inc.	31,234
198	Chevron Corp.	31,155
326	ConocoPhillips	33,777
1,319	Coterra Energy, Inc.	33,371
638	Devon Energy Corp.	30,841
239	Diamondback Energy, Inc.	31,395
282	EOG Resources, Inc.	32,272
295	Exxon Mobil Corp.	31,639
244	Hess Corp.	33,172
1,845	Kinder Morgan, Inc.	31,771
1,351	Marathon Oil Corp.	31,100
240	Marathon Petroleum Corp.	27,984
518	Occidental Petroleum Corp.	30,458
508	ONEOK, Inc.	31,354
897	Ovintiv, Inc.	34,149
319	Phillips 66	30,426
158	Pioneer Natural Resources Co.	32,734
443	Targa Resources Corp.	33,712
19	Texas Pacific Land Corp.	25,014
231	Valero Energy Corp.	27,096
1,082	Williams (The) Cos., Inc.	35,306
		690,576
	Passenger Airlines — 0.4%
2,030	Southwest Airlines Co.	73,506
	Personal Care Products — 0.3%
268	Estee Lauder (The) Cos., Inc., Class A	52,630
	Pharmaceuticals — 2.9%
1,008	Bristol-Myers Squibb Co.	64,462
203	Eli Lilly & Co.	95,203
451	Johnson & Johnson	74,649
657	Merck & Co., Inc.	75,811
1,713	Pfizer, Inc.	62,833
7,264	Viatris, Inc.	72,495
420	Zoetis, Inc.	72,328
		517,781
Shares	Description	Value

	Professional Services — 3.2%
136	Automatic Data Processing, Inc.	$29,891
327	Booz Allen Hamilton Holding Corp.	36,493
188	Broadridge Financial Solutions, Inc.	31,138
150	Equifax, Inc.	35,295
258	Jacobs Solutions, Inc.	30,674
1,579	Leidos Holdings, Inc.	139,710
265	Paychex, Inc.	29,646
2,575	SS&C Technologies Holdings, Inc.	156,045
488	TransUnion	38,225
158	Verisk Analytics, Inc.	35,713
		562,830
	Residential REITs — 0.8%
91	AvalonBay Communities, Inc.	17,224
146	Camden Property Trust	15,895
228	Equity LifeStyle Properties, Inc.	15,251
255	Equity Residential	16,822
73	Essex Property Trust, Inc.	17,104
491	Invitation Homes, Inc.	16,890
101	Mid-America Apartment Communities, Inc.	15,338
109	Sun Communities, Inc.	14,220
373	UDR, Inc.	16,024
		144,768
	Retail REITs — 0.3%
785	Kimco Realty Corp.	15,480
242	Realty Income Corp.	14,469
137	Simon Property Group, Inc.	15,821
		45,770
	Semiconductors & Semiconductor Equipment — 14.7%
737	Analog Devices, Inc.	143,575
1,184	Applied Materials, Inc.	171,135
227	Broadcom, Inc.	196,907
4,450	Intel Corp.	148,808
364	KLA Corp.	176,547
274	Lam Research Corp.	176,144
3,358	Marvell Technology, Inc.	200,741
1,735	Microchip Technology, Inc.	155,439
2,410	Micron Technology, Inc.	152,095
290	Monolithic Power Systems, Inc.	156,667
523	NVIDIA Corp.	221,239
780	NXP Semiconductors N.V.	159,650
1,140	QUALCOMM, Inc.	135,706
1,232	Skyworks Solutions, Inc.	136,370
1,352	Teradyne, Inc.	150,518
782	Texas Instruments, Inc.	140,776
		2,622,317

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software — 4.6%
8,473	Gen Digital, Inc.	$157,174
326	Intuit, Inc.	149,370
504	Microsoft Corp.	171,632
1,565	Oracle Corp.	186,376
330	Roper Technologies, Inc.	158,664
		823,216
	Specialized REITs — 0.9%
75	American Tower Corp.	14,545
114	Crown Castle, Inc.	12,989
156	Digital Realty Trust, Inc.	17,764
21	Equinix, Inc.	16,463
94	Extra Space Storage, Inc.	13,992
294	Gaming and Leisure Properties, Inc.	14,247
289	Iron Mountain, Inc.	16,421
51	Public Storage	14,886
59	SBA Communications Corp.	13,674
470	VICI Properties, Inc.	14,772
509	Weyerhaeuser Co.	17,057
		166,810
	Specialty Retail — 2.3%
844	Best Buy Co., Inc.	69,166
224	Home Depot (The), Inc.	69,583
330	Lowe’s Cos., Inc.	74,481
622	Ross Stores, Inc.	69,745
843	TJX (The) Cos., Inc.	71,478
281	Tractor Supply Co.	62,129
		416,582
	Technology Hardware, Storage & Peripherals — 4.4%
882	Apple, Inc.	171,081
9,127	Hewlett Packard Enterprise Co.	153,334
4,954	HP, Inc.	152,137
2,277	NetApp, Inc.	173,963
2,199	Seagate Technology Holdings PLC	136,052
		786,567
	Textiles, Apparel & Luxury Goods — 0.3%
539	NIKE, Inc., Class B	59,489
	Tobacco — 0.4%
699	Altria Group, Inc.	31,665
320	Philip Morris International, Inc.	31,238
		62,903
	Trading Companies & Distributors — 0.5%
234	Fastenal Co.	13,804
Shares	Description	Value

	Trading Companies & Distributors (Continued)
77	United Rentals, Inc.	$34,293
44	W.W. Grainger, Inc.	34,698
		82,795
	Water Utilities — 0.2%
119	American Water Works Co., Inc.	16,987
401	Essential Utilities, Inc.	16,004
		32,991

	Total Investments — 99.9%	17,792,132
	(Cost $16,595,608)
	Net Other Assets and Liabilities — 0.1%	21,095
	Net Assets — 100.0%	$17,813,227

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$17,792,132	$17,792,132	$—	$—

*	See Portfolio of Investments for industry breakout.

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.5%
443	BWX Technologies, Inc.	$31,706
158	Curtiss-Wright Corp.	29,018
315	Hexcel Corp.	23,946
135	Huntington Ingalls Industries, Inc.	30,726
809	Spirit AeroSystems Holdings, Inc., Class A	23,615
287	Woodward, Inc.	34,127
		173,138
	Air Freight & Logistics — 0.2%
281	C.H. Robinson Worldwide, Inc.	26,512
	Automobile Components — 1.0%
744	BorgWarner, Inc.	36,389
1,304	Gentex Corp.	38,155
262	Lear Corp.	37,610
		112,154
	Automobiles — 0.7%
962	Harley-Davidson, Inc.	33,872
459	Thor Industries, Inc.	47,507
		81,379
	Banks — 5.2%
555	Bank OZK	22,289
225	BOK Financial Corp.	18,176
915	Cadence Bank	17,971
438	Comerica, Inc.	18,554
326	Commerce Bancshares, Inc.	15,876
180	Cullen/Frost Bankers, Inc.	19,355
1,139	CVB Financial Corp.	15,126
342	East West Bancorp, Inc.	18,054
1,638	F.N.B. Corp.	18,739
20	First Citizens BancShares, Inc., Class A	25,669
596	First Financial Bankshares, Inc.	16,980
921	First Hawaiian, Inc.	16,587
636	First Interstate BancSystem, Inc., Class A	15,162
452	Glacier Bancorp, Inc.	14,089
522	Hancock Whitney Corp.	20,034
875	Home BancShares, Inc.	19,950
289	Independent Bank Corp.	12,863
2,101	New York Community Bancorp, Inc.	23,615
1,317	Old National Bancorp	18,359
344	Pinnacle Financial Partners, Inc.	19,488
331	Popular, Inc.	20,032
309	Prosperity Bancshares, Inc.	17,452
348	ServisFirst Bancshares, Inc.	14,240
267	SouthState Corp.	17,569
Shares	Description	Value

	Banks (Continued)
616	Synovus Financial Corp.	$18,634
329	UMB Financial Corp.	20,036
540	United Bankshares, Inc.	16,022
676	United Community Banks, Inc.	16,893
2,056	Valley National Bancorp	15,934
482	Webster Financial Corp.	18,196
535	Western Alliance Bancorp	19,512
260	Wintrust Financial Corp.	18,881
635	Zions Bancorp N.A.	17,056
		597,393
	Beverages — 0.8%
70	Coca-Cola Consolidated, Inc.	44,522
724	Molson Coors Beverage Co., Class B	47,668
		92,190
	Broadline Retail — 0.9%
119	Dillard’s, Inc., Class A	38,827
1,552	Kohl’s Corp.	35,774
2,089	Macy’s, Inc.	33,528
		108,129
	Building Products — 3.4%
404	A.O. Smith Corp.	29,403
289	AAON, Inc.	27,400
332	Advanced Drainage Systems, Inc.	37,775
262	Allegion PLC	31,445
392	Armstrong World Industries, Inc.	28,796
475	Fortune Brands Innovations, Inc.	34,176
111	Lennox International, Inc.	36,194
562	Masco Corp.	32,248
291	Owens Corning	37,975
255	Simpson Manufacturing Co., Inc.	35,318
271	UFP Industries, Inc.	26,301
1,307	Zurn Elkay Water Solutions Corp.	35,145
		392,176
	Capital Markets — 2.1%
133	Affiliated Managers Group, Inc.	19,935
297	Cohen & Steers, Inc.	17,223
165	Evercore, Inc., Class A	20,392
473	Federated Hermes, Inc.	16,957
217	Houlihan Lokey, Inc.	21,333
230	Interactive Brokers Group, Inc., Class A	19,106
1,158	Invesco Ltd.	19,466
599	Jefferies Financial Group, Inc.	19,869
574	Lazard Ltd., Class A	18,368
94	Morningstar, Inc.	18,431
330	SEI Investments Co.	19,675

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
321	Stifel Financial Corp.	$19,154
240	Tradeweb Markets, Inc., Class A	16,435
		246,344
	Chemicals — 2.7%
210	Ashland, Inc.	18,251
523	Avient Corp.	21,391
170	Balchem Corp.	22,918
281	Cabot Corp.	18,796
719	Chemours (The) Co.	26,524
255	Eastman Chemical Co.	21,349
1,115	Element Solutions, Inc.	21,408
408	H.B. Fuller Co.	29,176
787	Huntsman Corp.	21,265
59	NewMarket Corp.	23,725
388	Olin Corp.	19,939
109	Quaker Chemical Corp.	21,244
320	RPM International, Inc.	28,713
309	Scotts Miracle-Gro (The) Co.	19,371
		314,070
	Commercial Services & Supplies — 0.6%
209	MSA Safety, Inc.	36,358
190	Tetra Tech, Inc.	31,110
		67,468
	Communications Equipment — 0.4%
1,362	Juniper Networks, Inc.	42,671
	Construction & Engineering — 1.3%
331	AECOM	28,033
191	Comfort Systems USA, Inc.	31,362
172	EMCOR Group, Inc.	31,782
1,344	MDU Resources Group, Inc.	28,143
87	Valmont Industries, Inc.	25,321
		144,641
	Construction Materials — 0.3%
190	Eagle Materials, Inc.	35,420
	Consumer Finance — 0.8%
745	Ally Financial, Inc.	20,122
199	FirstCash Holdings, Inc.	18,573
512	OneMain Holdings, Inc.	22,369
1,533	SLM Corp.	25,019
		86,083
	Consumer Staples Distribution & Retail — 0.4%
173	Casey’s General Stores, Inc.	42,191
Shares	Description	Value

	Containers & Packaging — 2.1%
236	AptarGroup, Inc.	$27,343
474	Berry Global Group, Inc.	30,497
338	Crown Holdings, Inc.	29,362
1,095	Graphic Packaging Holding Co.	26,313
441	Greif, Inc., Class A	30,381
608	Sealed Air Corp.	24,320
520	Silgan Holdings, Inc.	24,383
458	Sonoco Products Co.	27,031
916	Westrock Co.	26,628
		246,258
	Diversified Consumer Services — 0.8%
3,862	ADT, Inc.	23,288
1,037	H&R Block, Inc.	33,049
531	Service Corp. International	34,297
		90,634
	Diversified REITs — 0.2%
883	Essential Properties Realty Trust, Inc.	20,786
	Diversified Telecommunication Services — 0.8%
757	Iridium Communications, Inc.	47,025
17,686	Lumen Technologies, Inc.	39,970
		86,995
	Electric Utilities — 1.3%
349	ALLETE, Inc.	20,232
585	Hawaiian Electric Industries, Inc.	21,177
207	IDACORP, Inc.	21,238
655	NRG Energy, Inc.	24,490
597	OGE Energy Corp.	21,438
284	Pinnacle West Capital Corp.	23,135
460	Portland General Electric Co.	21,542
		153,252
	Electrical Equipment — 2.1%
153	Acuity Brands, Inc.	24,951
321	EnerSys	34,835
198	Regal Rexnord Corp.	30,472
6,025	Vertiv Holdings Co.	149,240
		239,498
	Electronic Equipment, Instruments & Components — 4.7%
880	Advanced Energy Industries, Inc.	98,076
1,907	Avnet, Inc.	96,208
229	Badger Meter, Inc.	33,791
322	Belden, Inc.	30,799
564	Cognex Corp.	31,595
978	Jabil, Inc.	105,556

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
104	Littelfuse, Inc.	$30,296
891	TD SYNNEX Corp.	83,754
1,021	Vontier Corp.	32,887
		542,962
	Energy Equipment & Services — 1.1%
632	Cactus, Inc., Class A	26,746
961	ChampionX Corp.	29,830
729	Helmerich & Payne, Inc.	25,843
1,409	NOV, Inc.	22,600
2,229	Patterson-UTI Energy, Inc.	26,681
		131,700
	Entertainment — 0.6%
1,095	Warner Music Group Corp., Class A	28,569
400	World Wrestling Entertainment, Inc., Class A	43,388
		71,957
	Financial Services — 1.3%
748	Equitable Holdings, Inc.	20,316
474	Essent Group Ltd.	22,183
508	Jackson Financial, Inc., Class A	15,550
1,416	MGIC Investment Corp.	22,358
860	Radian Group, Inc.	21,741
266	Voya Financial, Inc.	19,075
2,504	Western Union (The) Co.	29,372
		150,595
	Food Products — 1.3%
1,365	Flowers Foods, Inc.	33,961
368	Ingredion, Inc.	38,990
184	Lancaster Colony Corp.	37,001
10	Seaboard Corp.	35,607
		145,559
	Gas Utilities — 1.1%
389	National Fuel Gas Co.	19,979
422	New Jersey Resources Corp.	19,918
284	ONE Gas, Inc.	21,814
360	Southwest Gas Holdings, Inc.	22,914
320	Spire, Inc.	20,301
647	UGI Corp.	17,450
		122,376
	Ground Transportation — 0.7%
494	Knight-Swift Transportation Holdings, Inc.	27,447
Shares	Description	Value

	Ground Transportation (Continued)
156	Landstar System, Inc.	$30,036
313	Ryder System, Inc.	26,539
		84,022
	Health Care Equipment & Supplies — 2.0%
3,035	DENTSPLY SIRONA, Inc.	121,461
471	Teleflex, Inc.	113,996
		235,457
	Health Care Providers & Services — 6.8%
222	Chemed Corp.	120,251
2,204	Encompass Health Corp.	149,233
1,248	Ensign Group (The), Inc.	119,134
3,683	Premier, Inc., Class A	101,872
4,612	Select Medical Holdings Corp.	146,938
938	Universal Health Services, Inc., Class B	147,988
		785,416
	Health Care REITs — 0.8%
1,135	Healthcare Realty Trust, Inc.	21,406
2,670	Medical Properties Trust, Inc.	24,724
801	Omega Healthcare Investors, Inc.	24,583
1,470	Physicians Realty Trust	20,565
		91,278
	Hotel & Resort REITs — 0.4%
1,414	Apple Hospitality REIT, Inc.	21,366
245	Ryman Hospitality Properties, Inc.	22,765
		44,131
	Hotels, Restaurants & Leisure — 3.7%
1,021	Aramark	43,954
570	Boyd Gaming Corp.	39,541
312	Choice Hotels International, Inc.	36,666
284	Churchill Downs, Inc.	39,524
271	Marriott Vacations Worldwide Corp.	33,257
338	Texas Roadhouse, Inc.	37,951
932	Travel + Leisure Co.	37,597
156	Vail Resorts, Inc.	39,275
1,678	Wendy’s (The) Co.	36,496
199	Wingstop, Inc.	39,832
539	Wyndham Hotels & Resorts, Inc.	36,959
		421,052
	Household Durables — 2.0%
1,146	Leggett & Platt, Inc.	33,944
313	Meritage Homes Corp.	44,530
2,937	Newell Brands, Inc.	25,552
925	Tempur Sealy International, Inc.	37,065

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
609	Toll Brothers, Inc.	$48,154
277	Whirlpool Corp.	41,215
		230,460
	Household Products — 0.3%
1,360	Reynolds Consumer Products, Inc.	38,420
	Independent Power and Renewable Electricity Producers — 0.6%
717	Clearway Energy, Inc., Class C	20,477
265	Ormat Technologies, Inc.	21,322
936	Vistra Corp.	24,570
		66,369
	Industrial REITs — 1.2%
771	Americold Realty Trust, Inc.	24,903
133	EastGroup Properties, Inc.	23,089
413	First Industrial Realty Trust, Inc.	21,741
368	Rexford Industrial Realty, Inc.	19,217
649	STAG Industrial, Inc.	23,286
340	Terreno Realty Corp.	20,434
		132,670
	Insurance — 3.6%
521	American Equity Investment Life Holding Co.	27,149
156	American Financial Group, Inc.	18,525
158	Assurant, Inc.	19,864
378	Assured Guaranty Ltd.	21,092
348	Axis Capital Holdings Ltd.	18,733
82	Erie Indemnity Co., Class A	17,221
544	Fidelity National Financial, Inc.	19,584
341	First American Financial Corp.	19,444
173	Globe Life, Inc.	18,964
148	Hanover Insurance Group (The), Inc.	16,728
348	Kemper Corp.	16,795
63	Kinsale Capital Group, Inc.	23,575
845	Lincoln National Corp.	21,767
761	Old Republic International Corp.	19,154
110	Primerica, Inc.	21,754
143	Reinsurance Group of America, Inc.	19,833
95	RenaissanceRe Holdings Ltd.	17,719
143	RLI Corp.	19,515
199	Selective Insurance Group, Inc.	19,094
480	Unum Group	22,896
14	White Mountains Insurance Group Ltd.	19,445
		418,851
Shares	Description	Value

	Leisure Products — 1.0%
341	Brunswick Corp.	$29,544
681	Hasbro, Inc.	44,109
330	Polaris, Inc.	39,907
		113,560
	Life Sciences Tools & Services — 1.0%
1,512	Bruker Corp.	111,767
	Machinery — 4.5%
215	AGCO Corp.	28,255
312	Albany International Corp., Class A	29,103
617	Allison Transmission Holdings, Inc.	34,836
246	Crane NXT Co.	13,884
427	Donaldson Co., Inc.	26,692
473	Esab Corp.	31,474
821	Flowserve Corp.	30,500
297	Franklin Electric Co., Inc.	30,561
382	Graco, Inc.	32,986
324	ITT, Inc.	30,200
255	John Bean Technologies Corp.	30,932
165	Lincoln Electric Holdings, Inc.	32,774
293	Mueller Industries, Inc.	25,573
336	Oshkosh Corp.	29,094
577	Terex Corp.	34,522
263	Timken (The) Co.	24,072
251	Toro (The) Co.	25,514
166	Watts Water Technologies, Inc., Class A	30,499
		521,471
	Media — 1.4%
67	Cable One, Inc.	44,024
940	New York Times (The) Co., Class A	37,017
2,116	News Corp., Class A	41,262
212	Nexstar Media Group, Inc.	35,309
		157,612
	Metals & Mining — 0.9%
506	Alcoa Corp.	17,169
440	Commercial Metals Co.	23,170
3,400	Hecla Mining Co.	17,510
166	Royal Gold, Inc.	19,054
825	United States Steel Corp.	20,633
		97,536
	Mortgage Real Estate Investment Trusts — 0.9%
1,885	AGNC Investment Corp.	19,095
994	Annaly Capital Management, Inc.	19,890
1,064	Blackstone Mortgage Trust, Inc., Class A	22,142

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
2,375	Rithm Capital Corp.	$22,206
1,074	Starwood Property Trust, Inc.	20,836
		104,169
	Multi-Utilities — 0.4%
356	Black Hills Corp.	21,453
804	NiSource, Inc.	21,989
		43,442
	Office REITs — 0.8%
406	Boston Properties, Inc.	23,381
1,026	Cousins Properties, Inc.	23,393
677	Kilroy Realty Corp.	20,371
1,428	Vornado Realty Trust	25,904
		93,049
	Oil, Gas & Consumable Fuels — 3.4%
2,486	Antero Midstream Corp.	28,838
343	Chesapeake Energy Corp.	28,702
194	Chord Energy Corp.	29,837
382	Civitas Resources, Inc.	26,499
528	DT Midstream, Inc.	26,173
817	EQT Corp.	33,603
539	HF Sinclair Corp.	24,045
1,192	Magnolia Oil & Gas Corp., Class A	24,913
547	Matador Resources Co.	28,619
705	Murphy Oil Corp.	27,002
601	PBF Energy, Inc., Class A	24,605
406	PDC Energy, Inc.	28,883
985	Range Resources Corp.	28,959
926	SM Energy Co.	29,289
		389,967
	Paper & Forest Products — 0.3%
515	Louisiana-Pacific Corp.	38,615
	Personal Care Products — 0.3%
257	Inter Parfums, Inc.	34,754
	Pharmaceuticals — 1.9%
5,069	Organon & Co.	105,486
3,323	Perrigo Co. PLC	112,816
		218,302
	Professional Services — 4.3%
709	Concentrix Corp.	57,252
7,344	Dun & Bradstreet Holdings, Inc.	84,970
280	Exponent, Inc.	26,130
604	Genpact Ltd.	22,692
230	Insperity, Inc.	27,361
Shares	Description	Value

	Professional Services (Continued)
1,566	KBR, Inc.	$101,884
338	ManpowerGroup, Inc.	26,837
355	Maximus, Inc.	30,001
347	Robert Half International, Inc.	26,101
802	Science Applications International Corp.	90,209
		493,437
	Residential REITs — 0.6%
698	American Homes 4 Rent, Class A	24,744
613	Apartment Income REIT Corp.	22,123
1,369	Independence Realty Trust, Inc.	24,943
		71,810
	Retail REITs — 1.3%
320	Agree Realty Corp.	20,925
1,020	Brixmor Property Group, Inc.	22,440
1,049	Kite Realty Group Trust	23,435
497	NNN REIT, Inc.	21,267
673	Phillips Edison & Co., Inc.	22,936
359	Regency Centers Corp.	22,175
551	Spirit Realty Capital, Inc.	21,698
		154,876
	Semiconductors & Semiconductor Equipment — 3.7%
3,313	Amkor Technology, Inc.	98,562
1,051	Entegris, Inc.	116,472
315	MKS Instruments, Inc.	34,051
1,019	Power Integrations, Inc.	96,469
556	Universal Display Corp.	80,136
		425,690
	Software — 1.7%
2,005	Bentley Systems, Inc., Class B	108,731
1,009	Dolby Laboratories, Inc., Class A	84,433
		193,164
	Specialized REITs — 1.1%
475	CubeSmart	21,213
220	Lamar Advertising Co., Class A	21,835
167	Life Storage, Inc.	22,204
525	National Storage Affiliates Trust	18,286
443	PotlatchDeltic Corp.	23,413
660	Rayonier, Inc.	20,724
		127,675
	Specialty Retail — 3.5%
560	Academy Sports & Outdoors, Inc.	30,268
300	Advance Auto Parts, Inc.	21,090
999	Bath & Body Works, Inc.	37,462

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
258	Dick’s Sporting Goods, Inc.	$34,105
921	Foot Locker, Inc.	24,968
3,639	Gap (The), Inc.	32,496
160	Lithia Motors, Inc.	48,658
142	Murphy USA, Inc.	44,178
258	Penske Automotive Group, Inc.	42,991
470	Signet Jewelers Ltd.	30,672
616	Valvoline, Inc.	23,106
300	Williams-Sonoma, Inc.	37,542
		407,536
	Technology Hardware, Storage & Peripherals — 1.0%
2,144	Dell Technologies, Inc., Class C	116,012
	Textiles, Apparel & Luxury Goods — 1.5%
405	Columbia Sportswear Co.	31,282
410	PVH Corp.	34,838
313	Ralph Lauren Corp.	38,593
848	Tapestry, Inc.	36,294
1,595	VF Corp.	30,449
		171,456
	Trading Companies & Distributors — 2.3%
709	Air Lease Corp.	29,672
196	Applied Industrial Technologies, Inc.	28,387
254	GATX Corp.	32,700
245	Herc Holdings, Inc.	33,528
332	MSC Industrial Direct Co., Inc., Class A	31,633
442	Triton International Ltd.	36,801
88	Watsco, Inc.	33,569
181	WESCO International, Inc.	32,410
		258,700
	Water Utilities — 0.2%
253	American States Water Co.	22,011

	Total Investments — 99.8%	11,479,268
	(Cost $11,580,424)
	Net Other Assets and Liabilities — 0.2%	17,566
	Net Assets — 100.0%	$11,496,834

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$11,479,268	$11,479,268	$—	$—

*	See Portfolio of Investments for industry breakout.

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.3%
792	Moog, Inc., Class A	$85,877
	Air Freight & Logistics — 0.3%
741	Forward Air Corp.	78,628
	Automobile Components — 1.1%
6,245	Dana, Inc.	106,165
855	LCI Industries	108,038
1,160	Patrick Industries, Inc.	92,800
		307,003
	Automobiles — 0.4%
1,629	Winnebago Industries, Inc.	108,638
	Banks — 8.7%
992	1st Source Corp.	41,595
1,171	Ameris Bancorp	40,060
2,382	Associated Banc-Corp.	38,660
1,222	Atlantic Union Bankshares Corp.	31,711
515	BancFirst Corp.	47,380
822	Bank of Hawaii Corp.	33,891
1,897	BankUnited, Inc.	40,880
788	Banner Corp.	34,412
1,709	Berkshire Hills Bancorp, Inc.	35,428
4,078	Brookline Bancorp, Inc.	35,642
6,363	Capitol Federal Financial, Inc.	39,260
1,241	Cathay General Bancorp	39,948
471	City Holding Co.	42,385
1,999	Columbia Banking System, Inc.	40,540
816	Community Bank System, Inc.	38,254
1,885	Dime Community Bancshares, Inc.	33,233
1,279	Eagle Bancorp, Inc.	27,064
3,393	Eastern Bankshares, Inc.	41,632
960	Enterprise Financial Services Corp.	37,536
1,378	FB Financial Corp.	38,653
1,206	First Bancorp	35,878
3,750	First BanCorp	45,825
2,105	First Busey Corp.	42,310
3,445	First Commonwealth Financial Corp.	43,579
1,967	First Financial Bancorp	40,205
1,300	First Merchants Corp.	36,699
3,099	Fulton Financial Corp.	36,940
1,116	Heartland Financial USA, Inc.	31,103
1,443	Hilltop Holdings, Inc.	45,397
4,361	Hope Bancorp, Inc.	36,720
924	Independent Bank Group, Inc.	31,906
1,000	International Bancshares Corp.	44,200
684	Lakeland Financial Corp.	33,188
1,757	Live Oak Bancshares, Inc.	46,227
Shares	Description	Value

	Banks (Continued)
1,280	National Bank Holdings Corp., Class A	$37,171
1,270	NBT Bancorp, Inc.	40,449
3,560	Northwest Bancshares, Inc.	37,736
2,317	OceanFirst Financial Corp.	36,192
1,717	OFG Bancorp	44,779
1,332	Origin Bancorp, Inc.	39,028
1,783	Pacific Premier Bancorp, Inc.	36,872
4,401	PacWest Bancorp (a)	35,868
361	Park National Corp.	36,937
1,032	Pathward Financial, Inc.	47,843
2,233	Provident Financial Services, Inc.	36,487
1,400	Renasant Corp.	36,582
1,362	S&T Bancorp, Inc.	37,033
1,648	Sandy Spring Bancorp, Inc.	37,377
1,807	Seacoast Banking Corp. of Florida	39,935
2,448	Simmons First National Corp., Class A	42,228
1,290	Southside Bancshares, Inc.	33,746
1,740	Stellar Bancorp, Inc.	39,829
777	Stock Yards Bancorp, Inc.	35,252
1,607	TowneBank	37,347
1,030	TriCo Bancshares	34,196
1,734	Trustmark Corp.	36,622
2,345	Veritex Holdings, Inc.	42,046
1,422	Washington Federal, Inc.	37,711
1,395	WesBanco, Inc.	35,726
967	Westamerica BanCorp	37,036
1,139	WSFS Financial Corp.	42,963
		2,343,332
	Beverages — 0.3%
658	MGP Ingredients, Inc.	69,932
	Broadline Retail — 0.4%
5,776	Nordstrom, Inc.	118,235
	Building Products — 0.7%
575	CSW Industrials, Inc.	95,559
2,660	Griffon Corp.	107,198
		202,757
	Capital Markets — 2.2%
1,339	Artisan Partners Asset Management, Inc., Class A	52,636
1,508	B. Riley Financial, Inc.	69,338
8,188	BGC Partners, Inc., Class A	36,273
3,158	Golub Capital BDC, Inc.	42,633
579	Hamilton Lane, Inc., Class A	46,308
1,114	Moelis & Co., Class A	50,509
309	Piper Sandler Cos.	39,941
593	PJT Partners, Inc., Class A	41,296
1,764	StepStone Group, Inc., Class A	43,765

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
1,460	TPG, Inc.	$42,720
1,463	Victory Capital Holdings, Inc., Class A	46,143
2,266	Virtu Financial, Inc., Class A	38,726
225	Virtus Investment Partners, Inc.	44,431
		594,719
	Chemicals — 1.2%
1,313	AdvanSix, Inc.	45,929
489	Innospec, Inc.	49,115
2,340	Mativ Holdings, Inc.	35,381
832	Minerals Technologies, Inc.	47,998
1,926	Orion S.A.	40,870
656	Sensient Technologies Corp.	46,661
488	Stepan Co.	46,633
		312,587
	Commercial Services & Supplies — 1.7%
1,776	ABM Industries, Inc.	75,746
1,486	Brady Corp., Class A	70,689
1,195	Brink’s (The) Co.	81,057
3,376	HNI Corp.	95,136
4,596	MillerKnoll, Inc.	67,929
453	UniFirst Corp.	70,219
		460,776
	Communications Equipment — 0.3%
8,418	ADTRAN Holdings, Inc.	88,642
	Construction & Engineering — 1.0%
1,342	Arcosa, Inc.	101,683
1,943	Granite Construction, Inc.	77,293
3,237	Primoris Services Corp.	98,631
		277,607
	Consumer Finance — 0.7%
2,633	Bread Financial Holdings, Inc.	82,650
2,678	Navient Corp.	49,757
466	Nelnet, Inc., Class A	44,960
		177,367
	Consumer Staples Distribution & Retail — 1.0%
1,540	Andersons (The), Inc.	71,071
717	Ingles Markets, Inc., Class A	59,260
1,315	PriceSmart, Inc.	97,389
751	Weis Markets, Inc.	48,222
		275,942
Shares	Description	Value

	Containers & Packaging — 0.6%
9,979	Pactiv Evergreen, Inc.	$75,541
2,866	TriMas Corp.	78,786
		154,327
	Diversified Consumer Services — 0.6%
158	Graham Holdings Co., Class B	90,294
1,046	Strategic Education, Inc.	70,960
		161,254
	Diversified REITs — 0.8%
2,216	Alexander & Baldwin, Inc.	41,173
2,254	American Assets Trust, Inc.	43,277
2,463	Broadstone Net Lease, Inc.	38,029
6,455	Empire State Realty Trust, Inc., Class A	48,348
3,258	Global Net Lease, Inc.	33,492
		204,319
	Diversified Telecommunication Services — 0.5%
2,095	Cogent Communications Holdings, Inc.	140,973
	Electric Utilities — 0.5%
760	MGE Energy, Inc.	60,123
1,105	Otter Tail Corp.	87,251
		147,374
	Electrical Equipment — 0.5%
431	Encore Wire Corp.	80,136
10,338	GrafTech International Ltd.	52,103
		132,239
	Electronic Equipment, Instruments & Components — 4.1%
7,690	CTS Corp.	327,825
8,667	Methode Electronics, Inc.	290,518
16,814	Vishay Intertechnology, Inc.	494,331
		1,112,674
	Energy Equipment & Services — 1.3%
8,670	Archrock, Inc.	88,868
3,842	Core Laboratories, Inc.	89,326
6,613	Liberty Energy, Inc.	88,416
11,016	RPC, Inc.	78,764
		345,374
	Financial Services — 1.2%
2,244	Compass Diversified Holdings	48,672
2,365	EVERTEC, Inc.	87,103
322	Federal Agricultural Mortgage Corp., Class C	46,284
1,645	Merchants Bancorp	42,079

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services (Continued)
718	PennyMac Financial Services, Inc.	$50,483
562	Walker & Dunlop, Inc.	44,449
		319,070
	Food Products — 1.0%
1,045	Cal-Maine Foods, Inc.	47,025
2,113	Fresh Del Monte Produce, Inc.	54,325
429	J & J Snack Foods Corp.	67,936
1,417	Tootsie Roll Industries, Inc.	50,176
3,863	Utz Brands, Inc.	63,199
		282,661
	Gas Utilities — 0.4%
461	Chesapeake Utilities Corp.	54,859
1,241	Northwest Natural Holding Co.	53,425
		108,284
	Ground Transportation — 1.5%
864	ArcBest Corp.	85,363
5,015	Heartland Express, Inc.	82,296
3,811	Marten Transport Ltd.	81,937
2,984	Schneider National, Inc., Class B	85,700
1,755	Werner Enterprises, Inc.	77,536
		412,832
	Health Care Equipment & Supplies — 8.1%
1,174	Atrion Corp.	664,132
7,099	CONMED Corp.	964,683
26,221	Embecta Corp.	566,373
		2,195,188
	Health Care Providers & Services — 9.5%
16,946	National Research Corp.	737,321
27,543	Patterson Cos., Inc.	916,080
7,531	US Physical Therapy, Inc.	914,188
		2,567,589
	Health Care REITs — 0.6%
2,140	CareTrust REIT, Inc.	42,500
1,193	LTC Properties, Inc.	39,393
812	National Health Investors, Inc.	42,565
3,643	Sabra Health Care REIT, Inc.	42,878
		167,336
	Hotel & Resort REITs — 1.1%
5,153	DiamondRock Hospitality Co.	41,276
3,390	Park Hotels & Resorts, Inc.	43,460
2,984	Pebblebrook Hotel Trust	41,597
3,952	RLJ Lodging Trust	40,587
4,206	Service Properties Trust	36,550
Shares	Description	Value

	Hotel & Resort REITs (Continued)
4,240	Sunstone Hotel Investors, Inc.	$42,909
3,201	Xenia Hotels & Resorts, Inc.	39,404
		285,783
	Hotels, Restaurants & Leisure — 3.1%
3,664	Bloomin’ Brands, Inc.	98,525
2,681	Cheesecake Factory (The), Inc.	92,709
827	Cracker Barrel Old Country Store, Inc.	77,060
1,389	Dine Brands Global, Inc.	80,603
1,073	Jack in the Box, Inc.	104,650
6,044	Krispy Kreme, Inc.	89,028
1,267	Monarch Casino & Resort, Inc.	89,260
1,254	Papa John’s International, Inc.	92,583
2,109	Red Rock Resorts, Inc., Class A	98,659
		823,077
	Household Durables — 2.0%
1,470	Century Communities, Inc.	112,631
700	Installed Building Products, Inc.	98,112
2,339	KB Home	120,950
3,232	La-Z-Boy, Inc.	92,564
2,418	M.D.C. Holdings, Inc.	113,090
		537,347
	Household Products — 0.8%
1,833	Energizer Holdings, Inc.	61,552
961	Spectrum Brands Holdings, Inc.	75,006
357	WD-40 Co.	67,348
		203,906
	Industrial REITs — 0.3%
551	Innovative Industrial Properties, Inc.	40,229
4,064	LXP Industrial Trust	39,624
		79,853
	Insurance — 0.9%
1,930	CNO Financial Group, Inc.	45,683
1,027	Employers Holdings, Inc.	38,420
1,279	Horace Mann Educators Corp.	37,935
1,349	Mercury General Corp.	40,834
575	Safety Insurance Group, Inc.	41,239
1,061	Stewart Information Services Corp.	43,650
		247,761
	Interactive Media & Services — 0.9%
5,239	Shutterstock, Inc.	254,982
	Leisure Products — 0.4%
1,845	Acushnet Holdings Corp.	100,885
	Machinery — 5.4%
434	Alamo Group, Inc.	79,817

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
1,982	Barnes Group, Inc.	$83,621
3,131	Enerpac Tool Group Corp.	84,537
768	EnPro Industries, Inc.	102,551
836	ESCO Technologies, Inc.	86,635
1,473	Federal Signal Corp.	94,316
1,221	Helios Technologies, Inc.	80,696
1,680	Hillenbrand, Inc.	86,150
383	Kadant, Inc.	85,064
2,895	Kennametal, Inc.	82,189
528	Lindsay Corp.	63,012
5,727	Mueller Water Products, Inc., Class A	92,949
3,509	Shyft Group (The), Inc.	77,409
652	Standex International Corp.	92,238
1,165	Tennant Co.	94,493
3,277	Trinity Industries, Inc.	84,252
3,247	Wabash National Corp.	83,253
		1,453,182
	Marine Transportation — 0.4%
1,338	Matson, Inc.	104,003
	Media — 0.7%
2,424	John Wiley & Sons, Inc., Class A	82,489
2,746	Scholastic Corp.	106,792
		189,281
	Metals & Mining — 1.9%
543	Alpha Metallurgical Resources, Inc.	89,247
1,123	Carpenter Technology Corp.	63,034
1,465	Compass Minerals International, Inc.	49,810
673	Kaiser Aluminum Corp.	48,214
433	Materion Corp.	49,449
1,381	Ryerson Holding Corp.	59,908
2,308	Warrior Met Coal, Inc.	89,896
777	Worthington Industries, Inc.	53,978
		503,536
	Mortgage Real Estate Investment Trusts — 2.1%
4,600	Apollo Commercial Real Estate Finance, Inc.	52,072
3,727	Arbor Realty Trust, Inc.	55,234
7,593	Chimera Investment Corp.	43,812
3,676	Claros Mortgage Trust, Inc.	41,686
3,590	Franklin BSP Realty Trust, Inc.	50,834
1,465	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	36,625
4,532	Ladder Capital Corp.	49,172
4,317	MFA Financial, Inc.	48,523
Shares	Description	Value

	Mortgage Real Estate Investment Trusts (Continued)
4,300	New York Mortgage Trust, Inc.	$42,656
3,473	PennyMac Mortgage Investment Trust	46,816
4,222	Ready Capital Corp.	47,624
2,911	Two Harbors Investment Corp.	40,405
		555,459
	Multi-Utilities — 0.4%
1,390	Avista Corp.	54,585
1,020	NorthWestern Corp.	57,895
		112,480
	Office REITs — 1.4%
1,767	Corporate Office Properties Trust	41,966
3,398	Douglas Emmett, Inc.	42,713
3,049	Easterly Government Properties, Inc.	44,211
1,807	Highwoods Properties, Inc.	43,205
6,300	Hudson Pacific Properties, Inc.	26,586
2,782	JBG SMITH Properties	41,841
9,188	Paramount Group, Inc.	40,703
5,739	Piedmont Office Realty Trust, Inc., Class A	41,723
1,781	SL Green Realty Corp.	53,519
		376,467
	Oil, Gas & Consumable Fuels — 4.5%
644	Arch Resources, Inc.	72,617
2,200	California Resources Corp.	99,638
7,851	Comstock Resources, Inc.	91,072
1,454	CONSOL Energy, Inc.	98,596
2,584	CVR Energy, Inc.	77,417
3,691	Delek US Holdings, Inc.	88,399
2,933	Enviva, Inc.	31,823
14,656	Equitrans Midstream Corp.	140,111
1,915	International Seaways, Inc.	73,230
2,706	Kinetik Holdings, Inc.	95,089
2,791	Northern Oil and Gas, Inc.	95,787
8,068	Permian Resources Corp.	88,425
3,748	Sitio Royalties Corp., Class A	98,460
3,315	World Kinect Corp.	68,554
		1,219,218
	Paper & Forest Products — 0.2%
1,086	Sylvamo Corp.	43,929
	Personal Care Products — 0.6%
1,500	Edgewell Personal Care Co.	61,965

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Personal Care Products (Continued)
614	Medifast, Inc.	$56,586
1,618	Nu Skin Enterprises, Inc., Class A	53,718
		172,269
	Professional Services — 2.6%
7,082	CSG Systems International, Inc.	373,505
728	ICF International, Inc.	90,556
1,262	Kforce, Inc.	79,077
1,543	Korn Ferry	76,440
2,144	TTEC Holdings, Inc.	72,553
		692,131
	Real Estate Management & Development — 1.1%
3,494	DigitalBridge Group, Inc.	51,397
3,302	eXp World Holdings, Inc.	66,965
2,525	Kennedy-Wilson Holdings, Inc.	41,233
1,305	Marcus & Millichap, Inc.	41,120
5,918	Newmark Group, Inc., Class A	36,810
1,007	St Joe (The) Co.	48,678
		286,203
	Residential REITs — 0.3%
2,346	Elme Communities	38,568
959	NexPoint Residential Trust, Inc.	43,616
		82,184
	Retail REITs — 1.4%
3,003	Acadia Realty Trust	43,213
216	Alexander’s, Inc.	39,714
1,163	Getty Realty Corp.	39,333
1,790	InvenTrust Properties Corp.	41,421
3,952	Macerich (The) Co.	44,539
3,001	Retail Opportunity Investments Corp.	40,543
3,412	SITE Centers Corp.	45,107
2,134	Tanger Factory Outlet Centers, Inc.	47,097
2,782	Urban Edge Properties	42,926
		383,893
	Software — 5.3%
42,926	Adeia, Inc.	472,615
1,831	InterDigital, Inc.	176,783
7,845	Pegasystems, Inc.	386,759
6,620	Progress Software Corp.	384,622
		1,420,779
	Specialized REITs — 0.7%
1,100	EPR Properties	51,480
1,560	Four Corners Property Trust, Inc.	39,624
Shares	Description	Value

	Specialized REITs (Continued)
2,581	Outfront Media, Inc.	$40,574
11,802	Uniti Group, Inc.	54,525
		186,203
	Specialty Retail — 2.8%
6,993	American Eagle Outfitters, Inc.	82,517
2,633	Buckle (The), Inc.	91,102
3,449	Franchise Group, Inc.	98,779
415	Group 1 Automotive, Inc.	107,112
4,829	Guess?, Inc.	93,924
1,901	Monro, Inc.	77,238
1,729	Sonic Automotive, Inc., Class A	82,422
3,834	Upbound Group, Inc.	119,352
		752,446
	Technology Hardware, Storage & Peripherals — 1.4%
24,696	Xerox Holdings Corp.	367,723
	Textiles, Apparel & Luxury Goods — 2.2%
1,307	Carter’s, Inc.	94,888
17,867	Hanesbrands, Inc.	81,116
1,942	Kontoor Brands, Inc.	81,758
5,155	Levi Strauss & Co., Class A	74,387
890	Oxford Industries, Inc.	87,594
2,611	Steven Madden Ltd.	85,354
5,512	Wolverine World Wide, Inc.	80,971
		586,068
	Tobacco — 0.5%
1,203	Universal Corp.	60,078
5,297	Vector Group Ltd.	67,854
		127,932
	Trading Companies & Distributors — 1.9%
796	Boise Cascade Co.	71,919
2,855	FTAI Aviation Ltd.	90,389
1,805	H&E Equipment Services, Inc.	82,579
856	McGrath RentCorp	79,163
1,721	Rush Enterprises, Inc., Class A	104,534
591	Veritiv Corp.	74,235
		502,819
	Water Utilities — 0.6%
1,014	California Water Service Group	52,353
755	Middlesex Water Co.	60,898
775	SJW Group	54,335
		167,586
	Wireless Telecommunication Services — 0.4%
12,703	Telephone and Data Systems, Inc.	104,546
	Total Common Stocks	26,877,467
	(Cost $26,996,222)

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$34,119	JPMorgan Chase & Co., 5.05% (b), dated 06/30/23, due 07/03/23, with a maturity value of $34,133. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 2.75%, due 07/05/23 to 09/30/26. The value of the collateral including accrued interest is $34,801. (c)	$34,119
	(Cost $34,119)

	Total Investments — 100.0%	26,911,586
	(Cost $27,030,341)
	Net Other Assets and Liabilities — 0.0%	12,800
	Net Assets — 100.0%	$26,924,386

(a)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $32,274 and the total value of the collateral held by the Fund is $34,119.

(b)	Rate shown reflects yield as of June 30, 2023.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$26,877,467	$26,877,467	$—	$—
Repurchase Agreements	34,119	—	34,119	—
Total Investments	$26,911,586	$26,877,467	$34,119	$—

*	See Portfolio of Investments for industry breakout.

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.6%
433	General Dynamics Corp.	$93,160
522	L3Harris Technologies, Inc.	102,192
232	Lockheed Martin Corp.	106,808
1,025	RTX Corp.	100,409
		402,569
	Air Freight & Logistics — 0.9%
394	FedEx Corp.	97,673
734	United Parcel Service, Inc., Class B	131,569
		229,242
	Automobiles — 1.7%
28,563	Ford Motor Co.	432,158
	Banks — 3.5%
1,691	Bank of America Corp.	48,515
1,475	Citigroup, Inc.	67,909
2,843	Citizens Financial Group, Inc.	74,145
2,889	Fifth Third Bancorp	75,721
7,856	Huntington Bancshares, Inc.	84,688
374	JPMorgan Chase & Co.	54,395
8,112	KeyCorp	74,955
545	M&T Bank Corp.	67,449
590	PNC Financial Services Group (The), Inc.	74,311
3,553	Regions Financial Corp.	63,314
2,789	Truist Financial Corp.	84,646
2,324	U.S. Bancorp	76,785
1,308	Wells Fargo & Co.	55,825
		902,658
	Beverages — 0.6%
907	Coca-Cola (The) Co.	54,619
1,241	Keurig Dr Pepper, Inc.	38,806
271	PepsiCo, Inc.	50,195
		143,620
	Biotechnology — 3.0%
1,855	AbbVie, Inc.	249,924
1,123	Amgen, Inc.	249,328
3,525	Gilead Sciences, Inc.	271,672
		770,924
	Broadline Retail — 0.7%
3,811	eBay, Inc.	170,314
	Building Products — 0.5%
1,738	Johnson Controls International PLC	118,427
	Capital Markets — 3.0%
85	Ameriprise Financial, Inc.	28,234
594	Ares Management Corp., Class A	57,232
Shares	Description	Value

	Capital Markets (Continued)
1,116	Bank of New York Mellon (The) Corp.	$49,684
70	BlackRock, Inc.	48,380
906	Blackstone, Inc.	84,231
2,142	Carlyle Group (The), Inc.	68,437
516	Charles Schwab (The) Corp.	29,247
178	CME Group, Inc.	32,982
2,584	Franklin Resources, Inc.	69,019
141	Goldman Sachs Group (The), Inc.	45,478
624	Morgan Stanley	53,289
604	Northern Trust Corp.	44,780
340	Raymond James Financial, Inc.	35,282
683	State Street Corp.	49,982
601	T. Rowe Price Group, Inc.	67,324
		763,581
	Chemicals — 1.5%
80	Air Products and Chemicals, Inc.	23,962
233	Celanese Corp.	26,982
304	CF Industries Holdings, Inc.	21,104
931	Dow, Inc.	49,585
1,171	DuPont de Nemours, Inc.	83,656
149	FMC Corp.	15,547
382	International Flavors & Fragrances, Inc.	30,403
540	LyondellBasell Industries N.V., Class A	49,588
614	PPG Industries, Inc.	91,056
		391,883
	Communications Equipment — 0.4%
2,063	Cisco Systems, Inc.	106,740
	Consumer Finance — 1.3%
1,160	Capital One Financial Corp.	126,869
390	Discover Financial Services	45,572
4,810	Synchrony Financial	163,155
		335,596
	Consumer Staples Distribution & Retail — 1.3%
796	Kroger (The) Co.	37,412
483	Sysco Corp.	35,839
1,244	Target Corp.	164,084
3,144	Walgreens Boots Alliance, Inc.	89,572
		326,907
	Containers & Packaging — 0.8%
94	Avery Dennison Corp.	16,149
1,422	International Paper Co.	45,234
1,160	Packaging Corp. of America	153,306
		214,689

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Distributors — 1.3%
1,071	Genuine Parts Co.	$181,245
2,687	LKQ Corp.	156,572
		337,817
	Diversified REITs — 0.1%
434	WP Carey, Inc.	29,321
	Diversified Telecommunication Services — 1.6%
11,110	AT&T, Inc.	177,205
6,339	Verizon Communications, Inc.	235,747
		412,952
	Electric Utilities — 1.5%
544	Alliant Energy Corp.	28,549
348	American Electric Power Co., Inc.	29,302
384	Duke Energy Corp.	34,460
516	Edison International	35,836
320	Entergy Corp.	31,158
567	Evergy, Inc.	33,124
379	Eversource Energy	26,879
699	Exelon Corp.	28,477
869	FirstEnergy Corp.	33,787
263	NextEra Energy, Inc.	19,515
1,059	PPL Corp.	28,021
502	Southern (The) Co.	35,266
391	Xcel Energy, Inc.	24,308
		388,682
	Electrical Equipment — 1.2%
501	Eaton Corp. PLC	100,751
1,218	Emerson Electric Co.	110,095
328	Hubbell, Inc.	108,752
		319,598
	Electronic Equipment, Instruments & Components — 3.1%
14,537	Corning, Inc.	509,376
2,162	TE Connectivity Ltd.	303,026
		812,402
	Energy Equipment & Services — 0.2%
1,157	Baker Hughes Co.	36,573
676	Halliburton Co.	22,301
		58,874
	Financial Services — 1.1%
638	Apollo Global Management, Inc.	49,005
4,294	Corebridge Financial, Inc.	75,832
2,923	Fidelity National Information Services, Inc.	159,888
		284,725
Shares	Description	Value

	Food Products — 2.4%
510	Archer-Daniels-Midland Co.	$38,536
516	Bunge Ltd.	48,685
960	Campbell Soup Co.	43,882
1,810	Conagra Brands, Inc.	61,033
572	General Mills, Inc.	43,872
1,301	Hormel Foods Corp.	52,326
321	J.M. Smucker (The) Co.	47,402
1,028	Kellogg Co.	69,287
2,098	Kraft Heinz (The) Co.	74,479
425	McCormick & Co., Inc.	37,073
607	Mondelez International, Inc., Class A	44,274
1,048	Tyson Foods, Inc., Class A	53,490
		614,339
	Gas Utilities — 0.1%
201	Atmos Energy Corp.	23,384
	Ground Transportation — 0.9%
504	Norfolk Southern Corp.	114,287
574	Union Pacific Corp.	117,452
		231,739
	Health Care Equipment & Supplies — 2.9%
1,545	Abbott Laboratories	168,436
5,819	Baxter International, Inc.	265,114
3,454	Medtronic PLC	304,297
		737,847
	Health Care Providers & Services — 2.5%
2,871	Cardinal Health, Inc.	271,511
580	Cigna Group (The)	162,748
801	CVS Health Corp.	55,373
1,088	Quest Diagnostics, Inc.	152,929
		642,561
	Health Care REITs — 0.3%
1,521	Healthpeak Properties, Inc.	30,572
586	Ventas, Inc.	27,700
290	Welltower, Inc.	23,458
		81,730
	Hotel & Resort REITs — 0.1%
949	Host Hotels & Resorts, Inc.	15,972
	Hotels, Restaurants & Leisure — 2.9%
1,620	Darden Restaurants, Inc.	270,669
612	McDonald’s Corp.	182,627
1,551	Starbucks Corp.	153,642
1,094	Yum! Brands, Inc.	151,574
		758,512
	Household Durables — 1.0%
2,364	Garmin Ltd.	246,542

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products — 0.9%
368	Clorox (The) Co.	$58,527
653	Colgate-Palmolive Co.	50,307
507	Kimberly-Clark Corp.	69,996
324	Procter & Gamble (The) Co.	49,164
		227,994
	Independent Power and Renewable Electricity Producers — 0.1%
986	AES (The) Corp.	20,440
	Industrial Conglomerates — 1.3%
2,415	3M Co.	241,717
492	Honeywell International, Inc.	102,090
		343,807
	Industrial REITs — 0.1%
127	Prologis, Inc.	15,574
	Insurance — 2.0%
619	Aflac, Inc.	43,206
445	Allstate (The) Corp.	48,523
802	American International Group, Inc.	46,147
140	Chubb Ltd.	26,958
357	Cincinnati Financial Corp.	34,743
82	Everest Re Group Ltd.	28,032
530	Hartford Financial Services Group (The), Inc.	38,171
947	MetLife, Inc.	53,534
737	Principal Financial Group, Inc.	55,894
1,126	Prudential Financial, Inc.	99,336
201	Travelers (The) Cos., Inc.	34,906
		509,450
	IT Services — 4.5%
4,918	Cognizant Technology Solutions Corp., Class A	321,047
6,375	International Business Machines Corp.	853,039
		1,174,086
	Machinery — 2.5%
402	Caterpillar, Inc.	98,912
482	Cummins, Inc.	118,167
388	Illinois Tool Works, Inc.	97,062
446	Snap-on, Inc.	128,533
2,196	Stanley Black & Decker, Inc.	205,787
		648,461
	Media — 3.4%
2,787	Comcast Corp., Class A	115,800
7,015	Interpublic Group of (The) Cos., Inc.	270,638
Shares	Description	Value

	Media (Continued)
2,594	Omnicom Group, Inc.	$246,819
15,902	Paramount Global, Class B	253,001
		886,258
	Metals & Mining — 0.1%
853	Newmont Corp.	36,389
	Multi-Utilities — 1.0%
287	Ameren Corp.	23,439
741	CenterPoint Energy, Inc.	21,600
443	CMS Energy Corp.	26,026
310	Consolidated Edison, Inc.	28,024
763	Dominion Energy, Inc.	39,516
274	DTE Energy Co.	30,146
502	Public Service Enterprise Group, Inc.	31,430
181	Sempra	26,352
295	WEC Energy Group, Inc.	26,031
		252,564
	Office REITs — 0.1%
185	Alexandria Real Estate Equities, Inc.	20,996
	Oil, Gas & Consumable Fuels — 4.4%
751	APA Corp.	25,662
282	Chevron Corp.	44,373
707	ConocoPhillips	73,252
4,433	Coterra Energy, Inc.	112,155
2,573	Devon Energy Corp.	124,379
806	Diamondback Energy, Inc.	105,876
305	EOG Resources, Inc.	34,904
388	Exxon Mobil Corp.	41,613
4,715	Kinder Morgan, Inc.	81,192
191	Marathon Petroleum Corp.	22,271
1,213	ONEOK, Inc.	74,866
1,000	Ovintiv, Inc.	38,070
502	Phillips 66	47,881
850	Pioneer Natural Resources Co.	176,103
344	Targa Resources Corp.	26,178
265	Valero Energy Corp.	31,085
2,516	Williams (The) Cos., Inc.	82,097
		1,141,957
	Pharmaceuticals — 5.4%
2,835	Bristol-Myers Squibb Co.	181,298
1,553	Johnson & Johnson	257,052
2,071	Merck & Co., Inc.	238,973
7,982	Pfizer, Inc.	292,780
42,804	Viatris, Inc.	427,184
		1,397,287
	Professional Services — 1.3%
413	Automatic Data Processing, Inc.	90,773

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
916	Booz Allen Hamilton Holding Corp.	$102,226
208	Broadridge Financial Solutions, Inc.	34,451
1,076	Paychex, Inc.	120,372
		347,822
	Residential REITs — 0.8%
139	AvalonBay Communities, Inc.	26,309
213	Camden Property Trust	23,189
229	Equity LifeStyle Properties, Inc.	15,318
431	Equity Residential	28,433
125	Essex Property Trust, Inc.	29,287
577	Invitation Homes, Inc.	19,849
134	Mid-America Apartment Communities, Inc.	20,349
110	Sun Communities, Inc.	14,351
552	UDR, Inc.	23,714
		200,799
	Retail REITs — 0.4%
1,411	Kimco Realty Corp.	27,825
456	Realty Income Corp.	27,264
344	Simon Property Group, Inc.	39,725
		94,814
	Semiconductors & Semiconductor Equipment — 10.9%
702	Broadcom, Inc.	608,936
22,706	Intel Corp.	759,289
1,694	NXP Semiconductors N.V.	346,728
3,060	QUALCOMM, Inc.	364,262
2,886	Skyworks Solutions, Inc.	319,451
2,293	Texas Instruments, Inc.	412,786
		2,811,452
	Software — 2.0%
28,186	Gen Digital, Inc.	522,850
	Specialized REITs — 0.9%
86	American Tower Corp.	16,679
207	Crown Castle, Inc.	23,585
309	Digital Realty Trust, Inc.	35,186
15	Equinix, Inc.	11,759
141	Extra Space Storage, Inc.	20,988
640	Gaming and Leisure Properties, Inc.	31,014
541	Iron Mountain, Inc.	30,740
60	Public Storage	17,513
880	VICI Properties, Inc.	27,658
494	Weyerhaeuser Co.	16,554
		231,676
Shares	Description	Value

	Specialty Retail — 3.1%
4,791	Best Buy Co., Inc.	$392,622
737	Home Depot (The), Inc.	228,942
814	Lowe’s Cos., Inc.	183,720
		805,284
	Technology Hardware, Storage & Peripherals — 9.4%
31,398	Hewlett Packard Enterprise Co.	527,486
19,752	HP, Inc.	606,584
8,143	NetApp, Inc.	622,125
10,631	Seagate Technology Holdings PLC	657,740
		2,413,935
	Tobacco — 1.0%
3,664	Altria Group, Inc.	165,979
1,049	Philip Morris International, Inc.	102,404
		268,383
	Trading Companies & Distributors — 0.1%
440	Fastenal Co.	25,956
	Water Utilities — 0.1%
109	American Water Works Co., Inc.	15,560
532	Essential Utilities, Inc.	21,232
		36,792

	Total Investments — 99.8%	25,741,331
	(Cost $25,291,420)
	Net Other Assets and Liabilities — 0.2%	55,063
	Net Assets — 100.0%	$25,796,394

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$25,741,331	$25,741,331	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund VI
Additional Information
June 30, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq Riskalyze Emerging MarketsTM Index, Nasdaq Riskalyze US Large CapTM Index, Nasdaq Riskalyze US Mid CapTM Index, Nasdaq Riskalyze US Small CapTM Index and Nasdaq Riskalyze US Large Cap Select DividendTM Index are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by Riskalyze and Riskalyze makes no representation regarding the advisability of trading in the Funds. Nasdaq Riskalyze Emerging MarketsTM Index, Nasdaq Riskalyze US Large CapTM Index, Nasdaq Riskalyze US Mid CapTM Index, Nasdaq Riskalyze US Small CapTM Index and Nasdaq Riskalyze US Large Cap Select DividendTM Index (“Riskalyze Indexes”) are products of Riskalyze, Inc. (“Riskalyze”). RISKALYZE® and NASDAQ RISKALYZE EMERGING MARKETSTM INDEX, NASDAQ RISKALYZE US LARGE CAPTM INDEX, NASDAQ RISKALYZE US MID CAPTM INDEX, NASDAQ RISKALYZE US SMALL CAPTM INDEX and NASDAQ RISKALYZE US LARGE CAP SELECT DIVIDENDTM INDEX are trademarks of Riskalyze. Nasdaq® is a trademark of Nasdaq, Inc.